CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (USD $)	Total	Series A Preferred Stock	Series B Preferred Stock	Series C Preferred Stock	Preferred Stock Series A Preferred Stock	Preferred Stock Series B Preferred Stock	Additional paid-in capital, Preferred Stock	Additional paid-in capital, Preferred Stock Series A Preferred Stock	Additional paid-in capital, Preferred Stock Series B Preferred Stock	Additional paid-in capital, Common Stock	Common Stock	Accumulated deficit
Balance at Jun. 30, 2012	$ (8,168,521)				$ 1,091		$ 10,911,309			$ 55,963,830	$ 3,860,797	$ (78,905,548)
Balance (in shares) at Jun. 30, 2012					109,124						77,215,908
Increase (decrease) in Stockholders' equity
Pref. Stock issued for dividends	898,900				90		898,810
Pref. Stock issued for dividends (in shares)					8,989
Warrant issued for loan costs	902,161									902,161
Stock issued under compensation plan	34,438									27,188	7,250
Stock issued under compensation plan (in shares)											145,000
Stock option compensation	17,366									17,366
Preferred Stock Dividends	(917,300)											(917,300)
Net income (loss)	(5,934,218)											(5,934,218)
Balance at Jun. 30, 2013	(13,167,174)				1,181		11,810,119			56,910,545	3,868,047	(85,757,066)
Balance (in shares) at Jun. 30, 2013					118,113						77,360,908
Increase (decrease) in Stockholders' equity
Preferred Stock exchanged/cancelled		(12,046,800)	14,772,786		(1,205)	2,973,808		(12,045,595)	11,798,978
Preferred Stock exchanged/cancelled (in shares)					(120,468)	16,162
Pref. Stock issued for dividends		235,500	766,048		24	140,953		235,476	625,095
Pref. Stock issued for dividends (in shares)					2,355	766
Warrant issued for loan costs	7,107,674
Warrant valuations for loan extension	56,244									56,244
Stock issued under compensation plan	50,750									43,500	7,250
Stock issued under compensation plan (in shares)											145,000
Preferred Stock Dividends	(1,409,987)											(1,009,047)
Net income (loss)	9,114,122											9,114,122
Balance at Jun. 30, 2014	(1,684,755)					3,114,761	12,424,073			56,954,045	3,875,297	(78,052,931)
Balance (in shares) at Jun. 30, 2014						16,928					77,505,908
Increase (decrease) in Stockholders' equity
Pref. Stock issued for dividends (in shares)			400.517
Preferred Stock Dividends	(414,946)
Net income (loss)	(574,609)
Balance at Sep. 30, 2014	$ (2,273,372)